INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
INVESTMENTS
INVESTMENTS

8. INVESTMENTS

The Group’s investments comprise the following:

	December 31,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	US$
( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—
System Link Corporation Limited ("System Link")	—	—	—
Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”)	—	—	—
Maxline Holdings Limited (“Maxline”)	—	—	—
Leading Choice Holdings Limited (“Leading Choice”)	—	—	—

Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	—	—
Smartposting Co, Ltd. (“Smartposting”)	—	—	—
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”)	—	—	—
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”)	—	—	—
Plutux Limited (“Plutux”)	—	—	—
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")	—	—	—

Total	10,000,000	—	—

<1> SIVA

The Group has provided an impairment of RMB10.0 million (US$1.4 million) for the investment in SIVA after assessed the recoverable amount of the investment for the six months ended June 30, 2020.

8. INVESTMENTS

The Group’s investments comprise the following:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—
System Link Corporation Limited ("System Link") <1>	—	—	—
Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”) <2>	6,146,104	—	—
Maxline Holdings Limited (“Maxline”) <6>	1,367,285	—	—
Leading Choice Holdings Limited (“Leading Choice”) <7>	—	—	—

Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,436,410
T3 Entertainment Co., Ltd. (“T3”) <3>	24,892,921	—	—
Smartposting Co, Ltd. (“Smartposting”) <4>	2,809,808	—	—
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”) <5>	—	—	—
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”) <8>	—	—	—
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <9>	—	—	—
Plutux Limited (“Plutux”) <10>	—	—	—
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin") <11>	—	—	—

Total	45,216,118	10,000,000	1,436,410

<1> System Link

In August 2015, System Link entered into an agreement with Smilegate Entertainment, Inc. (“Smilegate”) to form a joint venture company, Oriental Shiny Star Limited (“Oriental Shiny”), for the operation of the CrossFire 2 game. In the event of a successful commercial launch of CrossFire 2, Smilegate would receive a 30% equity share of Oriental Shiny.

In November 2015, Oriental Shiny entered into a license and distribution agreement with Smilegate for publishing and operating CrossFire 2 on an exclusive basis for a five-year term in the PRC (the “License Agreement”). In consideration for the exclusive license, Oriental Shiny made an upfront payment of US$50.0 million and was to make additional payments totaling US$450.0 million based on certain development and operation milestones of CrossFire 2. The payment of license fees was guaranteed by the Group and Qihoo 360 Technology Co., Ltd. (“Qihoo 360”) proportional to their equity interest in System Link.

In October 2017, Oriental Shiny and Smilegate agreed to terminate the License Agreement. In November 2017, Smilegate made a settlement payment of US$25.0 million to both the Group and Qihoo 360, total of US$50.0 million. A settlement agreement was signed among the Group, Qihoo 360 and Smilegate whereby subsequent to the payment of US$50.0 million, the joint venture agreement signed among Oriental Shiny and Smilegate was terminated. During 2017, the Group offset its 2017 share of losses in System Link against the US$25.0 million recovery and reduced its investment in System Link to nil, with the remaining portion of the recovery, RMB60.5 million (US$8.7 million), recorded as gain as the Group then had no future funding obligation to System Link or Oriental Shiny.

As of December 31, 2018, System Link met the criteria as a significant subsidiary in accordance with Rule 3-09 of SEC Regulation S-X but the Group has applied for and received a waiver from the SEC dated June 13, 2019 to not provide separate financial statements of System Link for the fiscal year ended December 31, 2018 and any other filings that would require such separate financial statements for the three years ended December 31, 2018.

<2> Big Data

Shanghai Jiucheng Advertisement Co., Ltd. (“Jiucheng Advertisement”) was previously a subsidiary of the Company. In 2015, the Company granted 33.3% equity interest of Jiucheng Advertisement to two of its employees as share-based compensation and share exchange transaction with Fei Fan Information Technology Co., Ltd. (“Fei Fan”), whereby Jiucheng Advertisement acquired 100% equity interest in Fei Fan in exchange of 30% equity interest in Jiucheng Advertisement. Upon completion of the exchange, the Group’s equity interest in Jiucheng Advertisement was diluted to 46.7%. In November 2015, the Group’s equity interest in Jiucheng Advertisement was further diluted to 42.0% as a result of capital injection by other shareholders. In August 2016, Jiucheng Advertisement raised capital from the Group and a third-party, and as a result, the Group’s equity interest in Jiucheng Advertisement became 43.7%. In October 2016, the Group’s equity interest in Jiucheng Advertisement further increased to 44.5% after the execution of certain terms under the investment agreements among certain investors of Jiucheng Advertisement.

In December 2016, the Group entered into an agreement with third-party investors of Jiucheng Advertisement. According to the agreement, the Group would repurchase an additional 19.11% equity interest in Jiucheng Advertisement for RMB18.3 million (US$2.6 million) from those third-party investors if Jiucheng Advertisement is not listed on the PRC’s National Equities Exchange and Quotations (“NEEQ”), commonly known as the New Third Board, before December 31, 2017. In March 2017, Jiucheng Advertisement was renamed as Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”). In September 2017, Big Data listed its shares on NEEQ. As Big Data has listed its shares on NEEQ and has fulfilled its obligation, the Group was relieved of its obligation to repurchase 19.11% equity interest in Big Data from those third-party investors. After the listing, the Group holds a 44.46% equity interest in Big Data. In 2019, there was no change in the equity interest of Big Data and the Group has recorded share of loss on Big Data amounting to RMB2.8 million (US$0.4 million) was recognized.

In 2019, due to weaker than expected operating performance, the investment in Big Data was fully impaired and an impairment loss of RMB3.4 million (US$0.5 million) was recorded for the year ended December 31, 2019.

<3> T3

In April 2008, the Group, through China Crown Technology, acquired 3,031,232 preferred shares issued by G10 Incorporation (“G10”), an established Korean online game developer and operator, which accounted for less than 20% of the equity interest in G10 and accounted the investment under cost method. In December 2011, pursuant to the agreement between the shareholders of G10 and T3, a wholly-owned subsidiary of G10, G10 was spun off and the shareholders of G10 became shareholders of T3 at the same shareholding percentages. In February 2012, the changes in shareholding structures of G10 and T3 was completed and the Group owned 32,290 ordinary shares of T3, which reflects the same percentage of equity the Group owned in G10 on as an converted basis.

In July 2019, China Crown Technology disposed all of its ordinary shares in T3 to third-parties for a total consideration of KRW6,092.8 million, approximately US$5.2 million, and recorded a gain on disposal of RMB10.4 million (US$1.5 million).

<4> Smartposting

In June 2017, the Group completed a share exchange transaction with IE Limited (“IE”), which was a listed company on Korean Securities Dealers Automated Quotations of Korea Exchange (“KOSDAQ”) for issuance and sale of 12,500,000 ordinary shares of the Company with a 10-year lock-up period. In exchange, IE transferred 14.55% equity interest in Smartposting, a wholly-owned subsidiary of IE. The fair value of 14.55% equity interest in Smartposting was considered to be the value of the assets surrendered to the Group in this non-monetary exchange transaction. Due to weaker than expected operating performance of Smartposting, the Group recorded an impairment of RMB5.1 million, RMB1.1million and RMB2.8 million (US$0.4 million) for the years ended December 31, 2017, 2018 and 2019, respectively.

<5> Beijing Ti Knight

In June 2017, the Group entered into an investment agreement with shareholders of Beijing Ti Knight where the Group invested a total of RMB9.0 million (US$1.3 million) in Beijing Ti Knight. As of December 31, 2018, the Group has invested RMB4.9 million (US$0.7 million). Due to weaker than expected operating performance, the investment in Beijing Ti Knight was fully impaired and impairment losses of RMB4.0 million, RMB0.9 million and nil were recorded for the years ended December 31, 2017, 2018 and 2019, respectively (see Note 30.1).

<6> Maxline

In January 2018, the Group completed a share exchange transaction with Red Ace Limited (“Red Ace”), which was a private company incorporated under the laws of the British Virgin Islands for issuance and sale of 3,571,429 ordinary shares of the Company with a specific lock-up period. In exchange, Red Ace transferred 29% equity interest in Maxline, an associate of Red Ace. The fair value of 29% equity interest in Maxline was considered to be the value of the assets surrendered to the Group in this nonmonetary exchange transaction. In 2019, due to weaker than expected operating performance of Maxline, the Group recorded an impairment loss of RMB1.3 million (US$0.2 million).

<7> Leading Choice

In September 2018, the Group completed a share exchange transaction with Leading Choice, which is a private company incorporated under the laws of Hong Kong for issuance and sale of 21,000,000 ordinary shares of the Company with a specific lock-up period. In exchange, the Company obtained 20% equity interest in Leading Choice. The fair value of 20% equity interest in Leading Choice was considered to be the nominal value of ordinary shares of the Group in the nonmonetary exchange transaction. In 2018, due to weaker than expected operating performance of Leading Choice, the Group recorded a full impairment loss of RMB1.4 million (US$0.2 million).

<8> The9 Education Technology

In April 2018, the Group invested RMB0.4 million (US$0.1 million) in The9 Education Technology. Due to weaker than expected operating performance, the investment in The9 Education Technology was fully impaired and an impairment loss of RMB0.4 million (US$0.1 million) was recorded for the year ended December 31, 2018.

<9> Shanghai Ronglei

In December 2017, the Group has entered into an investment agreement with a shareholder of Shanghai Ronglei, where the Group agreed to invest a total of RMB5.0 million (US$0.7 million) in Shanghai Ronglei. As of December 31, 2018, the Group has invested RMB4.0 million (US$0.6 million) but due to weaker than expected operating performance, the investment in Shanghai Ronglei was fully impaired and the impairment of RMB4.0 million (US$0.6 million) was recorded for the year ended December 31, 2018. In June 2019, both the Group and shareholder of Shanghai Ronglei has agreed to terminate the investment agreement and the shareholder of Shanghai Ronglei agreed to repurchase the shares issued to the Group at original cost. The Group disposed of its equity interest in Shanghai Ronglei and received RMB3.0 million (US$0.4 million) for the year ended December 31, 2019.

<10> Plutux

In September 2018, the Group completed a share exchange transaction with Plutux Labs Limited ("Plutux Labs"), which was a private company incorporated under the laws of Cayman Islands for issuance and sale of 21,000,000 ordinary shares of the Company with a specific lock-up period. In exchange, Plutux Labs transferred 8% equity interest in Plutux, a wholly-owned subsidiary of Plutux Labs. The fair value of 8% equity interest in Plutux was considered to be the nominal value of ordinary shares of the Group in the nonmonetary exchange transaction. In 2018, due to weaker than expected operating performance of Plutux, the Group recorded a full impairment loss of RMB1.4 million (US$0.2 million). Cyrus Jun-Ming Wen is a director of Plutux Labs according to the Schedule 13G filed by Plutux Labs on September 13, 2018. According to the Schedule 13D filed by Splendid Days Limited, the Group’s convertible notes investor (see Note 19), on February 21, 2019, Cyrus Jun-Ming Wen is also a director of Truth Beauty Limited, the shareholder of Splendid Days Limited.

<11> Zhenjiang Kexin

In June 2019, the Group completed a share exchange transaction with Comtec Windpark Renewable (Holdings) Co., Ltd. ("Comtec"), which was a private company incorporated under the laws of British Virgin Islands for issuance and sale of 3,444,882 ordinary shares of the Group. In exchange, Comtec transferred 9.9% equity interest in Zhenjiang Kexin, a company incorporated under the laws of PRC. The fair value of 9.9% equity interest in Zhenjiang Kexin was considered to be the value of the assets surrendered to the Group in the nonmonetary exchange transaction. In 2019, due to weaker than expected operating performance of Zhenjiang Kexin, the Group recorded an impairment loss of RMB1.0 million (US$0.1 million).

In total, the Group recorded impairment charges relating to its investments in equity and other of RMB9.1 million, RMB9.2 million and RMB8.5 million (US$1.2 million) for the years ended December 31, 2017, 2018 and 2019, respectively.